MGI FUNDS
SUPPLEMENT TO
THE CLASS S SHARES AND CLASS Y SHARES PROSPECTUSES
DATED JULY 28, 2011, AS SUPPLEMENTED OCTOBER 21, 2011
The date of this Supplement is November 18, 2011.
     The following changes are made in the prospectuses of the Class S shares (the “Class S Shares Prospectus”) and of the Class Y-1, Y-2, and Y-3 shares (the “Class Y Shares Prospectus”) of MGI Funds:
1.	The name of the Trust has been changed to Mercer Funds;

2.	The name of the Funds have been changed as follows:

Old Name of Fund	New Name of Fund
MGI US Large Cap Growth Equity Fund	Mercer US Large Cap Growth Equity Fund
MGI US Large Cap Value Equity Fund	Mercer US Large Cap Value Equity Fund
MGI US Small/Mid Cap Growth Equity Fund	Mercer US Small/Mid Cap Growth Equity Fund
MGI US Small/Mid Cap Value Equity Fund	Mercer US Small/Mid Cap Value Equity Fund
MGI Non-US Core Equity Fund	Mercer Non-US Core Equity Fund
MGI Core Opportunistic Fixed Income Fund	Mercer Core Opportunistic Fixed Income Fund
MGI US Short Maturity Fixed Income Fund	Mercer US Short Maturity Fixed Income Fund
3.	Mercer Global Investments, Inc., the Trust’s Investment Advisor has changed its name to Mercer Investment Management, Inc. effective September 27, 2011.

4.	In the section titled “Who Manages the Funds” on page 78 of the Class S Shares Prospectus and page 85 of the Class Y Shares Prospectus, the last paragraph is deleted in its entirety and replaced with the following:
     The Advisor manages the Funds based on the philosophy and belief that portfolios that are advised by appropriately constructed combinations of quality, asset-class specialist investment managers can generally be expected to provide consistent, above-average performance over time. Thomas Murphy, Christopher A. Ray, CFA, Ian Dillon, Manny Weiss, and Wilson Berglund are responsible for establishing the Funds’ overall investment strategies and evaluating and monitoring the subadvisors managing the Funds. Mr. Murphy, the President and Chief Investment Officer of the Advisor, has been involved in the investment industry since 1992. From 2006 to 2011, Mr. Murphy was the business leader for Mercer Investment Management — EMEA. Mr. Murphy leads the portfolio management team and co-chairs the Investment Committee, which develops the philosophy and establishes investment policies for the business. Mr. Ray, Head of Investments (US) of the Advisor, has been involved in the investment industry since 1988. He previously served as a senior vice president, consultant relations manager, and fixed income portfolio manager with a diversified mutual fund company. Mr. Dillon is a Principal with Mercer Global Investments Canada since 2006. Prior to that, Mr. Dillon held various investment positions with a diversified mutual fund company from 1996 to 2006, including serving as Chief Investment Strategist from 2004 to 2006. Mr. Weiss has been a Portfolio Manager with the Advisor since January 2009. Prior to that, Mr. Weiss held various positions with 2100 Capital Group LLC from 2005 to 2007, and was an investment professional with Putnam Investments from 1987 to 2005. Mr. Berglund has been a Portfolio Manager with the Advisor since January 2009. Prior to that, Mr. Berglund held various positions with Putnam Investments from 2000 to 2009

MGI FUNDS
SUPPLEMENT TO
THE STATEMENT OF ADDITIONAL INFORMATIOIN
DATED JULY 28, 2011, AS SUPPLEMENTED OCTOBER 21, 2011
The date of this Supplement is November 18, 2011.
     The following changes are made in the Statement of Additional Information of the MGI Funds:
1.	The name of the Trust has been changed to Mercer Funds;

2.	The name of the Funds have been changed as follows:

Old Name of Fund	New Name of Fund
MGI US Large Cap Growth Equity Fund	Mercer US Large Cap Growth Equity Fund
MGI US Large Cap Value Equity Fund	Mercer US Large Cap Value Equity Fund
MGI US Small/Mid Cap Growth Equity Fund	Mercer US Small/Mid Cap Growth Equity Fund
MGI US Small/Mid Cap Value Equity Fund	Mercer US Small/Mid Cap Value Equity Fund
MGI Non-US Core Equity Fund	Mercer Non-US Core Equity Fund
MGI Core Opportunistic Fixed Income Fund	Mercer Core Opportunistic Fixed Income Fund
MGI US Short Maturity Fixed Income Fund	Mercer US Short Maturity Fixed Income Fund
3.	Mercer Global Investments, Inc., the Trust’s Investment Advisor has changed its name to Mercer Investment Management, Inc. effective September 27, 2011.

4.	In the section titled “Management of the Trust” beginning on page 32 of the Statement of Additional Information, please delete the references to Denis Larose, Kenneth Crotty and Martin J. Wolin and replace with the following:

Term of
Office(1) and
Name, Address	Positions held with	length of time	Principal Occupation(s) during
and Age	the Trust	served	Past 5 years
Tom Murphy (40)	Vice President and Chief Investment Officer	Since 2011	Mr. Murphy is President and Chief Investment Officer of Mercer Investment Management, Inc. since 2011. Previously, Mr. Murphy was a Business Leader for Mercer Investment Management in EMEA since 2006.

Term of
Office(1) and
Name, Address	Positions held with	length of time	Principal Occupation(s) during
and Age	the Trust	served	Past 5 years
Mark Gilbert (39)	Vice President and Chief Compliance Officer	Since 2011	Mr. Gilbert is Chief Compliance Officer — Investments of Mercer Investment Management, Inc. since 2011. He previously held the position of Americas Compliance Leader — Investments since 2007. Prior to 2007, Mr. Gilbert was Chief Compliance Officer of AmSouth Investment Management Company LLC.